DEBT - Term Loan Facility (Details) (Secured Debt [Member], Term Loan Facility, USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Mar. 17, 2014	Dec. 26, 2014
Debt Instrument [Line Items]
Debt, face amount	350.0
Debt instrument, additional borrowing capacity, incremental	100.0
Debt instrument, additional borrowing capacity, incremental, maximum first lien leverage ratio requirement	3.75
Debt instrument, maturity date, minimum days prior to maturity of senior unsecured obligations	91 days
Debt instrument, closing fee, percentage of principal	0.25%
Redemption percentage of aggregate principal amount	1.00%
Quarterly payment as a percentage of principal	0.25%
Repayment terms, use of excess cash flows, percentage, threshold 1	50.00%
Repayment terms, use of excess cash flows, percentage, threshold 2	25.00%
Debt covenant, first lien leverage ratio	3.00
Repayment terms, use of excess cash flows, percentage, threshold 3	0.00%
Debt covenant, pro forma interest coverage ratio	2.00
Debt covenant, pro forma total leverage ratio	6.50
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		3.00%
Debt instrument, interest rate, effective percentage rate range, minimum	1.00%
Interest rate in effect at end of period		4.00%
Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.00%
Debt instrument, interest rate, effective percentage rate range, minimum	2.00%
Interest rate in effect at end of period		5.25%
Minimum
Debt Instrument [Line Items]
Debt covenant, first lien leverage ratio	2.75
Maximum
Debt Instrument [Line Items]
Debt covenant, first lien leverage ratio	3.75